--------------------------------------------------------------------------------


                                   THE SANSOM
                                     STREET
                                     FAMILY


                             MONEY MARKET PORTFOLIO



                                  Annual Report
                                 August 31, 2002

--------------------------------------------------------------------------------

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                                 PRIVACY NOTICE


The SANSOM STREET FAMILY of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o Information about your transactions with the Fund

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 430-9618.

October 2002

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                       ANNUAL INVESTMENT ADVISER'S REPORT
                                 AUGUST 31, 2002


     As if to confirm last year's recession, the nation's gross domestic product was revised in July to show three consecutive quarters of negative growth during 2001. Early this year, the economy seemed poised to recover, as first quarter GDP surged by 5%. Unfortunately, during the second quarter, GDP rose only 1.1%, led by a contraction in durable goods orders and a slowdown in consumer and government spending. The reemergence of economic weakness caused a severe flattening in the money market yield curve as the likelihood of higher short-term interest rates gave way to prospects of renewed Fed easing. Further dampening market sentiment during the period was a series of corporate accounting and governance issues that led to a sharp decline in the equity markets. On a positive note, inflation remained well within the Fed's comfort zone. The GDP price deflator rose only 1.2% in the second quarter and Fed Chairman Greenspan called the news on inflation "remarkably quiescent." Faced with softness in the markets and low inflation, the Fed kept monetary policy unchanged through August, maintaining the forty-one year low, 1.75% federal funds rate.

     As mentioned previously in the Fund's semi-annual report, investment strategy was influenced by the loss of approximately $900 million in assets during the month of March. Subsequent to the decline, the average weighted maturity of the Fund was shortened to the forty-day range to maintain an appropriate level of liquidity and lessen the volatility on net asset value. Concerns over credit quality continued to permeate the money markets, and only the highest quality instruments were purchased by the Fund. Government obligations were often bought in lieu of commercial paper. On August 31, the Fund's assets stood at $297.1 million and the net one-day yield was 1.53%. For the twelve months ended August 31, 2002, the RBB Money Market Fund was cited by IMONEYNET, INC. as a top ten performer in its retail money fund category.

                                BlackRock Institutional Management Corporation (For questions regarding your account, please dial toll-free 800-430-9618 or contact your broker.)

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2002

                                                       PAR
                                                      (000)         VALUE
                                                     -------    ------------
CERTIFICATES OF DEPOSIT--15.2%
DOMESTIC CERTIFICATES OF DEPOSIT--2.4%
U.S. Bank National Association
   3.540% 09/03/02 ..............................    $ 4,000    $  4,000,351
   1.850% 10/07/02 ..............................      3,000       3,000,000
                                                                ------------
                                                                   7,000,351
                                                                ------------
EURODOLLAR CERTIFICATES OF DEPOSIT--12.8%
Credit Agricole Indosuez
   3.625% 09/06/02 ..............................     15,000      14,999,980
Lloyds Bank P.L.C.
   1.740% 10/28/02 ..............................     10,000      10,000,000
Natexis Banques Populaires
   1.800% 10/11/02 ..............................     11,000      11,000,000
Westdeutsche Landesbank
   Girozentrale
   2.170% 08/11/03 ..............................      2,000       2,000,000
                                                                ------------
                                                                  37,999,980
                                                                ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $45,000,331) .......................                 45,000,331
                                                                ------------
COMMERCIAL PAPER--39.0%
ASSET BACKED SECURITIES--23.7%
Bavaria Universal Funding
   1.820% 09/10/02 ..............................      9,097       9,092,861
CC (USA), Inc.
   1.780% 11/27/02 ..............................     13,000      12,944,078
Concord Minutemen Capital Co., LLC.
   1.750% 11/20/02 ..............................      5,450       5,428,806
Crown Point Capital Co.
   1.800% 10/18/02 ..............................      3,000       2,992,950
   1.800% 10/21/02 ..............................      4,000       3,990,000
Discover Card Master Trust
   1.800% 10/16/02 ..............................     13,000      12,970,750
Emerald Corp.
   1.800% 09/12/02 ..............................      3,000       2,998,350
   1.807% 09/18/02 ..............................     10,000       9,991,469

Moat Funding LLC.
   1.810% 09/25/02 ..............................     10,000       9,987,933
                                                                ------------
                                                                  70,397,197
                                                                ------------
BANKS--0.5%
Depfa Bank Europe P.L.C.
   1.850% 09/17/02 ..............................      1,700       1,698,602
                                                                ------------

                                                       PAR
                                                      (000)         VALUE
                                                     -------    ------------
CANNED, FROZEN, PRESERVED FRUIT--1.7%
Sara Lee Corp.
   1.820% 09/24/02 ..............................    $ 5,000    $  4,994,186
                                                                ------------
CHEMICALS & ALLIED PRODUCTS--1.7%
BASF (AG)
   1.830% 09/20/02 ..............................      5,000       4,995,171
                                                                ------------
PERSONAL CREDIT INSTITUTIONS--4.0%
Toyota Credit Puerto Rico
   1.760% 10/11/02 ..............................     12,000      11,976,533
                                                                ------------
PHARMACEUTICAL PREPARATIONS--3.7%
Wyeth
   1.880% 09/16/02 ..............................     11,000      10,991,384
                                                                ------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--3.7%
GE Capital International Funding
   1.760% 12/19/02 ..............................      3,000       2,984,013
   1.700% 02/14/03 ..............................      7,000       6,945,128
GE Capital Services
   1.930% 12/10/02 ..............................      1,000         994,639
                                                                ------------
                                                                  10,923,780
                                                                ------------
     TOTAL COMMERCIAL PAPER
       (Cost $115,976,853) ......................                115,976,853
                                                                ------------
MUNICIPAL BONDS--2.9%
INDIANA--0.2%
Bremen IDR Bond VRDN
   (Universal Bearing, Inc. Project)
   Series 1996 B (Society National
   Bank, Cleveland LOC)+
   1.900% 09/05/02 ..............................        515         515,000
                                                                ------------
KENTUCKY--1.4%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B (Societe
   Generale LOC)+
   1.900% 09/04/02 ..............................      4,200       4,200,000
                                                                ------------
MISSISSIPPI--1.3%
Mississippi Business Finance Corp. ..............
   IDR RB (Choctaw Foods, Inc.)
   Series 1995 (Suntrust Bank, N.A.,
   LOC)+
   1.850% 09/04/02 ..............................      3,900       3,900,000
                                                                ------------
     TOTAL MUNICIPAL BONDS
       (Cost $8,615,000) ........................                  8,615,000
                                                                ------------

                 See Accompanying Notes to Financial Statements.
                                        3

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2002


                                                       PAR
                                                      (000)         VALUE
                                                     -------    ------------
VARIABLE RATE OBLIGATIONS--20.3%
BANKS--5.7%
Wachovia Corp.++
   2.129% 09/18/02 ..............................    $10,000    $ 10,017,046
Wells Fargo & Co.++
   1.870% 10/30/02 ..............................      7,000       7,001,759
                                                                ------------
                                                                  17,018,805
                                                                ------------
SECURITY BROKERS & DEALERS--14.6%
Bear Stearns Companies, Inc. (The)++
   1.860% 09/03/02 ..............................     10,000      10,000,000
Lehman Brothers Holdings++
   1.840% 09/03/02 ..............................      8,000       8,000,000
Merrill Lynch & Co., Inc.++
   2.020% 09/24/02 ..............................     11,317      11,327,485
Salomon Smith Barney Holdings, Inc.++
   2.134% 10/24/02 ..............................     10,000      10,026,978
   1.788% 10/28/02 ..............................      4,000       4,000,000
                                                                ------------
                                                                  43,354,463
                                                                ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $60,373,268) .......................                 60,373,268
                                                                ------------
AGENCY OBLIGATIONS--3.7%
Federal Home Loan Mortgage
   Corporation
   1.880% 11/07/02 ..............................      5,000       4,982,506
   2.120% 09/26/03 ..............................      6,000       6,000,000
                                                                ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $10,982,506) .......................                 10,982,506
                                                                ------------
REPURCHASE AGREEMENTS--20.7%
Morgan Stanley & Co., Inc.
   (Tri-Party Agreement dated
   08/30/02 to be repurchased at
   $25,005,222.22 collateralized
   by $25,125,000.00 Federal Gold
   Strip Principal due 07/15/26 to
   06/01/31. Market Value of
   collateral is $25,878,750.)
   1.880% 09/03/02 ..............................     25,000      25,000,000

                                                       PAR
                                                      (000)         VALUE
                                                     -------    ------------
REPURCHASE AGREEMENTS--(CONTINUED)
UBS Warburg LLC.
   (Tri-Party Agreement dated 08/30/02
   to be repurchased at $36,607,686.00
   collateralized by $16,281,733.56
   Federal Home Loan Mortgage Corp.
   at a rate of 6.5% due 09/15/26, and
   $21,416,295.85 Federal National
   Mortgage Corp. due 04/25/30. Market
   Value of collateral is $37,499,941.28)
   1.890% 09/03/02 ..............................    $36,600    $ 36,600,000
                                                                ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $61,600,000) .......................                 61,600,000
                                                                ------------
TOTAL INVESTMENTS AT VALUE--101.8%
   (Cost $302,547,958) ..........................               $302,547,958
                                                                ------------
LIABILITIES IN EXCESS
   OF OTHER ASSETS--(1.8)%
Interest receivable and other Assets ............                  1,019,553
Payable for Securities Purchased ................                 (6,000,000)
Dividends payable ...............................                    (83,305)
Accrued expenses ................................                   (394,029)
                                                                ------------
                                                                  (5,457,781)
                                                                ------------
NET ASSETS (Applicable to
   52,855,520 Bedford shares,
   244,095,529 Sansom Street shares
   and 800 other shares)--100.0% ................               $297,090,177
                                                                ============

NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($297,090,177 / 296,951,849) .................                      $1.00
                                                                       =====

+ Variable Rate Demand Note -- The interest rate shown is the rate as of August 31, 2002 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

++ Variable Rate Obligations -- The interest rate shown is the rate as of August
   31, 2002 and the maturity date shown is the next shorter of the interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS
IDR ................... Industrial Development Revenue
LOC ................................  Letter of Credit
RB ...................................... Revenue Bond
VRDN ....................... Variable Rate Demand Note

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2002

Investment Income
Interest ...........................................          $21,040,090
                                                              -----------
Expenses
   Distribution fees ...............................            3,251,617
   Investment advisory fees ........................            3,037,792
   Registration fees ...............................              377,982
   Printing fees ...................................              307,112
   Legal fees ......................................              282,488
   Transfer agent fees .............................              165,271
   Custodian fees ..................................              138,277
   Audit fees ......................................              137,616
   Directors' fees .................................               80,060
   Insurance expense ...............................               24,331
   Miscellaneous ...................................               14,511
   Service organization fees .......................               14,151
                                                              -----------
        Total Expenses .............................            7,831,208

   Less fees waived ................................             (926,847)
   Less expense reimbursement by advisor ...........             (683,979)
                                                              -----------
        Net total expenses .........................            6,220,382
                                                              -----------
Net investment income ..............................           14,819,708
                                                              -----------
Realized gain on investments .......................              135,451
                                                              -----------
Net increase in net assets resulting from operations          $14,955,159
                                                              ===========

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE              FOR THE
                                                             YEAR ENDED           YEAR ENDED
                                                          AUGUST 31, 2002       AUGUST 31, 2001
                                                          ---------------       --------------
Increase (decrease) in net assets:
Operations:
  Net investment income ..............................     $   14,819,708       $   59,582,670
  Net gain on investments ............................            135,451              105,064
                                                           --------------       --------------
  Net increase in net assets resulting from operations         14,955,159           59,687,734
                                                           --------------       --------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ...................................         (6,602,799)         (24,842,700)
    Cash Preservation shares .........................             (2,033)             (13,247)
    Bear Stearns shares ..............................             (7,224)                  --
    Principal shares .................................         (3,345,540)         (12,476,504)
    Sansom Street shares .............................         (4,862,112)         (12,942,542)
    Select shares ....................................                 --           (9,307,677)
                                                           --------------       --------------

      Total Dividends to shareholders ................        (14,819,708)         (59,582,670)
                                                           --------------       --------------
Net capital share transactions .......................       (878,950,617)        (228,925,598)
                                                           --------------       --------------
Total decrease in net assets .........................       (878,815,166)        (228,820,534)
Net Assets:
  Beginning of year ..................................      1,175,905,343        1,404,725,877
                                                           --------------       --------------
  End of year ........................................     $  297,090,177       $1,175,905,343
                                                           ==============       ==============

                 See Accompanying Notes to Financial Statements.
                                        6

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                         MONEY MARKET PORTFOLIO
                                          ------------------------------------------------------------------------------------
                                              FOR THE          FOR THE          FOR THE          FOR THE           FOR THE
                                               YEAR              YEAR            YEAR              YEAR              YEAR
                                               ENDED             ENDED           ENDED             ENDED            ENDED
                                          AUGUST 31, 2002   AUGUST 31, 2001  AUGUST 31, 2000  AUGUST 31, 1999  AUGUST 31, 1998
                                          ---------------   ---------------  ---------------  ---------------  ---------------
Net asset value, beginning of year .......    $   1.00          $   1.00       $   1.00         $   1.00           $   1.00
                                              --------          --------       --------         --------           --------
Income from investment operations:
   Net investment income .................      0.0209            0.0511         0.0560           0.0473             0.0520
                                              --------          --------       --------         --------           --------
     Total net income from investment
       operations ........................      0.0209            0.0511         0.0560           0.0473             0.0520
                                              --------          --------       --------         --------           --------
Less distributions
   Dividends (from net investment income)      (0.0209)          (0.0511)       (0.0560)         (0.0473)           (0.0520)
                                              --------          --------       --------         --------           --------
     Total distributions .................     (0.0209)          (0.0511)       (0.0560)         (0.0473)           (0.0520)
                                              --------          --------       --------         --------           --------
Net asset value, end of year .............    $   1.00          $   1.00       $   1.00         $   1.00           $   1.00
                                              ========          ========       ========         ========           ========
Total Return .............................       2.11%             5.23%          5.75%            4.83%              5.34%
Ratios /Supplemental Data
   Net assets, end of year (000) .........    $244,212          $201,632       $326,745         $841,887           $684,066
   Ratios of expenses to average
     net assets(b) .......................        .49%              .49%           .49%             .49%               .49%
   Ratios of net investment income to
     average net assets ..................       2.10%             5.23%          5.42%            4.73%              5.20%

(a) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

(b) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .64%, 61%, .61%, .62% and .62% for the years ended August 31, 2002, 2001, 2000, 1999 and 1998, respectively.

                 See Accompanying Notes to Financial Statements.
                                        7

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2002

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund,"which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has thirteen investment portfolios,including the Sansom Street Money Market Portfolio.

     The Fund has authorized capital of thirty billion shares of common stock of which 21.073 billion shares are currently classified into ninety-five classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into six separate "families," all of which have begun investment operations.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed, to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL TAXES -- No provision is made for federal taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to the portfolio described herein and also serves as administrator for the Money Market Portfolio. For the Money Market Portfolio, BIMC and PFPC, Inc. ("PFPC") have entered into a delegation agreement, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average daily net assets:

                PORTFOLIO                         ANNUAL RATE
     ----------------------       ---------------------------------------------
     Money Market Portfolio       .45% of first $250 million of net assets;
                                  .40% of next $250 million of net assets;
                                  .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within the portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2002, advisory fees and waivers for the investment portfolio were as follows:

                                    GROSS                               NET
                                  ADVISORY                           ADVISORY
                                     FEE             WAIVER             FEE
                                 ----------        ---------        ----------
     Money Market Portfolio      $3,037,792        $(788,747)       $2,249,045

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2002

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The investment advisor/administrator may voluntarily waive and/or reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the year ended August 31, 2002, the expense caps were as follows:

     PORTFOLIO                         CLASS OF SHARES             EXPENSE CAP
     ----------------------            ---------------             -----------
     Money Market Portfolio            Bedford                         1.00%
                                       Sansom Street                    .49

     Reimbursed expenses for the year ended August 31, 2002 were $683,979 for the Money Market Portfolio.

     PFPC Trust Co. serves as custodian for the Fund's portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average gross assets:

               PORTFOLIO                           ANNUAL RATE
     ----------------------     ------------------------------------------------
     Money Market Portfolio     .25% of first $50 million of gross assets;
                                .02% of next $50 million of gross assets;
                                .015% of gross assets in excess of $100 million.

     PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2002






NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2002, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                          GROSS                                          NET
                                                     TRANSFER AGENCY                               TRANSFER AGENCY
                                                          FEE                   WAIVER                  FEE
                                                     ---------------           ----------          ---------------
     Money Market Portfolio
         Bedford Class                                  $127,250               $(127,250)                   --
         Cash Preservation Class                           3,835                  (3,696)               $  139
         Bear Stearns Class                                   --                      --                    --
         Principal Class                                   4,404                  (4,404)                   --
         Sansom Street Class                              29,782                  (2,750)               27,032
                                                        --------               ---------               -------
              Total Money Market Portfolio              $165,271               $ 138,100               $27,171
                                                        ========               =========               =======

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into a Distribution Contract with PFPC Distributors Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     The plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford, Cash Preservation, Bear Stearns and Principal Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 2002, distribution fees paid to PFPC Distributors for each class were as follows:

                                                            DISTRIBUTION
                                                                 FEE
                                                            ------------
        Money Market Portfolio
            Bedford Class                                    $2,455,545
            Cash Preservation Class                                 449
            Bear Stearns Class                                    2,838
            Principal Class                                     677,143
            Sansom Street Class                                 115,642
                                                             ----------
                Total Money Market Portfolio                 $3,251,617
                                                             ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 2002, service organization fees were $14,151 for the Money Market Portfolio.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2002


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                              MONEY MARKET PORTFOLIO
                                                                      -------------------------------------
                                                                          FOR THE             FOR THE
                                                                         YEAR ENDED          YEAR ENDED
                                                                      AUGUST 31, 2002     AUGUST 31, 2001
                                                                      ---------------       ---------------
                                                                           VALUE               VALUE
                                                                      ---------------       ---------------
     Shares sold:
         Bedford Class                                                $   574,531,230       $   977,375,528
         Cash Preservation Class****                                           81,222               239,568
         Bear Stearns Class**                                              13,403,021                    --
         Principal Class***                                               339,878,249           574,335,866
         Sansom Street Class                                            1,682,808,874         1,562,347,829
         Select Class*                                                             --           947,199,090
                                                                      ---------------       ---------------
            Total Shares Sold                                           2,610,702,596         4,061,497,881
     Shares issued on reinvestment of dividends:
         Bedford Class                                                      7,167,536            25,009,271
         Cash Preservation Class****                                            2,178                13,843
         Bear Stearns Class**                                                   7,224                    --
         Principal Class***                                                 3,597,374            12,586,542
         Sansom Street Class                                                  312,927               725,168
                                                                      ---------------       ---------------
            Total Shares Reinvested                                        11,087,239            38,334,824
     Shares repurchased:
         Bedford Class                                                 (1,205,804,868)         (780,367,053)
         Cash Preservation Class****                                         (277,939)             (471,279)
         Bear Stearns Class**                                             (13,410,245)                   --
         Principal Class***                                              (640,588,392)         (507,329,527)
         Sansom Street Class                                           (1,640,659,008)       (1,688,185,685)
         Select Class*                                                             --        (1,352,404,759)
                                                                      ---------------       ---------------
            Total Shares Repurchased                                   (3,500,740,452)       (4,328,758,303)
                                                                      ---------------       ---------------
     Net increase (decrease)                                          $  (878,950,617)      $  (228,925,598)
                                                                      ===============       ===============
     Sansom Street Shares authorized                                    1,500,000,000         1,500,000,000
                                                                      ===============       ===============

*    The Select Class of shares was liquidated on January 31, 2001
** The Bear Stearns Class of shares began operations on November 28, 2001, and was liquidated June 28, 2002.
***  The Principal  Class of shares was  liquidated on March 25, 2002.
**** The Cash Preservation Class of shares was liquidated on April 30, 2002.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2002

NOTE 4. NET ASSETS

     At August 31, 2002, net assets consisted of the following:

                                                               MONEY MARKET
                                                                 PORTFOLIO
                                                               ------------
Paid-in capital                                                $296,951,848
Accumulated net realized gain/(loss) on investments                 138,329
                                                               ------------
   Total net assets                                            $297,090,177
                                                               ============

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 2002

NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers one other class of shares representing interest in the Money Market Portfolio: Bedford. Bedford class is marketed to different types of investors. Such information is available in the annual report of its respective family. The financial highlights of the Bedford Class are as follows:

THE BEDFORD FAMILY (A)

                                                                        MONEY MARKET PORTFOLIO
                                          ------------------------------------------------------------------------------------
                                             FOR THE           FOR THE          FOR THE         FOR THE           FOR THE
                                               YEAR             YEAR             YEAR             YEAR              YEAR
                                               ENDED            ENDED            ENDED            ENDED             ENDED
                                          AUGUST 31, 2002  AUGUST 31, 2001  AUGUST 31, 2000  AUGUST 31, 1999   AUGUST 31, 1998
                                          ---------------  ---------------  ---------------  ---------------   ---------------
Net asset value, beginning of year .....       $  1.00          $   1.00       $   1.00         $   1.00           $   1.00
                                               -------          --------       --------         --------           --------
Income from investment operations:
   Net investment income ...............        0.0157            0.0460         0.0512           0.0425             0.0473
                                               -------          --------       --------         --------           --------
     Total net income from investment
       operations ......................        0.0157            0.0460         0.0512           0.0425             0.0473
                                               -------          --------       --------         --------           --------
Less distributions
   Dividends (from net investment income)      (0.0157)          (0.0460)       (0.0512)         (0.0425)           (0.0473)
                                               -------          --------       --------         --------           --------
     Total distributions ...............       (0.0157)          (0.0460)       (0.0512)         (0.0425)           (0.0473)
                                               -------          --------       --------         --------           --------
Net asset value, end of year ...........       $  1.00          $   1.00       $   1.00         $   1.00           $   1.00
                                               =======          ========       ========         ========           ========
     Total Return ......................         1.59%             4.70%          5.24%            4.34%              4.84%

Ratios /Supplemental Data
   Net assets, end of year (000) .......       $52,878          $676,964       $423,977         $360,123           $762,739
   Ratios of expenses to
     average net assets(b) .............         1.00%             1.00%           .97%             .97%               .97%
   Ratios of net investment income to
     average net assets ................         1.75%             4.46%          5.15%            4.25%              4.73%

(a) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.
(b) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.25%, 1.19%, 1.05%, 1.08% and 1.10% for the years ended August 31,
    2002, 2001, 2000, 1999 and 1998, respectively.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, a separately managed portfolio of The RBB Fund, Inc. (the "Fund") at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 16, 2002

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                                 FUND MANAGEMENT
                                   (UNAUDITED)

     Information pertaining to the Directors and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling (800) 430-9618.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                TERM OF OFFICE                                       PORTFOLIOS IN       OTHER
   NAME, ADDRESS,           POSITION(S) HELD     AND LENGTH OF           PRINCIPAL OCCUPATION(S)      FUND COMPLEX    DIRECTORSHIPS
      AND AGE                 WITH FUND           TIME SERVED              DURING PAST 5 YEARS         OVERSEEN BY  HELD BY DIRECTOR
                                                                                                        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
  Julian A. Brodsky - 69       Director         - Until successor is     Director and Vice Chairman,        13         Director,
  Comcast Corporation                             elected and            Comcast Corporation (cable                     Comcast
  1500 Market Street,                             qualified or until     television and communications)               Corporation;
  35th Fl.                                        his death,             since 1969.                                   Director,
  Philadelphia, PA 19102                          resignation or                                                     NDS Group,PLC
                                                  removal.                                                           (provider of
                                                                                                                      systems and
                                                - 1988 to present                                                     applications
                                                                                                                      for digital
                                                                                                                         pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay - 66         Director         - Until successor is     Executive Vice President, Fox      13            None
 Fox Chase Cancer Center                          elected and            Chase Cancer Center
 7701 Burholme Avenue                             qualified or until     (biomedical research and
 Philadelphia, PA 19111                           his death,             medical care) since 1963.
                                                  resignation or
                                                  removal.

                                                - 1988 to present
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman - 54       Director         - Until successor is     Director, Gabelli Partners,        13            None
 106 Pierreport Street                            elected and            L.P. (an investment
 Brooklyn, NY 11201                               qualified or until     partnership) since December
                                                  his death,             2000; Chief Operating Officer
                                                  resignation or         and member of the Board of
                                                  removal.               Directors of Outercurve
                                                                         Technologies (wireless
                                                - 1991 to present        enabling services) until April
                                                                         2001; Chief Operating Officer
                                                                         and member of the Executive
                                                                         Operating Committee of Warburg
                                                                         Pincus Asset Management, Inc.;
                                                                         Executive Officer and Director
                                                                         of Credit Suisse Asset
                                                                         Management Securities, Inc.
                                                                         (formerly Counsellors
                                                                         Securities, Inc.) and
                                                                         Director/Trustee of various
                                                                         investment companies advised
                                                                         by Warburg Pincus Asset
                                                                         Management, Inc. until
                                                                         September 15, 1999; Managing
                                                                         Director of Warburg Pincus
                                                                         Asset Management, Inc. until
                                                                         1997.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg - 68      Director         - Until successor is     Chairman, Director and             13          Chairman
 Moyco Technologies, Inc.                         elected and            President, Moyco Technologies,               and Director,
 200 Commerce Drive                               qualified or until     Inc. (manufacturer of                         Moyco Inc.
 Montgomeryville, PA 18936                        his death,             precision coated and                         Technologies,
                                                  resignation or         industrial abrasives) since                      Inc.
                                                  removal.               1974; Director, Pennsylvania
                                                                         Business Bank since 1999.
                                                - 1988 to present
------------------------------------------------------------------------------------------------------------------------------------

                                       16


                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                TERM OF OFFICE                                       PORTFOLIOS IN       OTHER
   NAME, ADDRESS,           POSITION(S) HELD     AND LENGTH OF           PRINCIPAL OCCUPATION(S)      FUND COMPLEX    DIRECTORSHIPS
      AND AGE                 WITH FUND           TIME SERVED              DURING PAST 5 YEARS         OVERSEEN BY  HELD BY DIRECTOR
                                                                                                        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky** - 64       Director         - Until successor is     Senior Vice President of           13           None
 Fahnestock & Company, Inc.                       elected and            Fahnestock & Co., Inc.
 125 Broad Street                                 qualified or until     (financial services) since
 New York, NY 10004                               his death,             2002 and employed by
                                                  resignation or         Fahnestock & Co., Inc. for
                                                  removal.               greater than 5 years.

                                                - 1991 to present
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall** - 64     Director and     - Until successor is     Director of PFPC Inc.              13            None
 86 New Freedom Road           Chairman of        elected and            (financial services) since
 Medford, NJ 08055             the Board          qualified or until     1987; Chairman and Chief
                                                  his death,             Executive Officer of PFPC Inc.
                                                  resignation or         from 1987 to 2002; Executive
                                                  removal.               Vice President of PNC Bank,
                                                                         National Association from 1981
                                                - August 2002 to         to 2002; Director of PFPC
                                                  present                International Ltd. (financial
                                                                         services) from 1993 to 2002;
                                                                         Director of PFPC International
                                                                         (Cayman) Ltd. (financial
                                                                         services) from 1996 to 2002;
                                                                         Director of International
                                                                         Dollar Reserve Fund, Ltd.
                                                                         (Cayman Mutual Fund Company)
                                                                         from 1993 to 2002; Governor of
                                                                         the Investment Company
                                                                         Institute (investment company
                                                                         industry trade organization)
                                                                         from 1996 to 2002; Director of
                                                                         PNC Asset Management, Inc.
                                                                         (investment advisory) from
                                                                         1994 to 1998; Director of PNC
                                                                         National Bank from 1995 to
                                                                         1997; Director of Haydon
                                                                         Bolts, Inc. (bolt
                                                                         manufacturer) and Parkway Real
                                                                         Estate Company (subsidiary of
                                                                         Haydon Bolts, Inc.) since
                                                                         1984. Mr. Carnall provides
                                                                         consulting services from time
                                                                         to time to PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------

** Mr. Carnall is considered an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, and the Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of the PNC Financial Services Group, Inc. Mr. Carnall also owns shares of PFPC Inc., the Company's administrator. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                                       17


                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                TERM OF OFFICE                                       PORTFOLIOS IN       OTHER
   NAME, ADDRESS,           POSITION(S) HELD     AND LENGTH OF           PRINCIPAL OCCUPATION(S)      FUND COMPLEX    DIRECTORSHIPS
      AND AGE                 WITH FUND           TIME SERVED              DURING PAST 5 YEARS         OVERSEEN BY  HELD BY DIRECTOR
                                                                                                        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                             OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach - 78          President and    - Until successor is     Certified Public Accountant;     N/A             N/A
 400 Bellevue Parkway            Treasurer        elected by the         Vice Chairman of the Board,
 4th Floor                                        board.                 Fox Chase Cancer Center
 Wilmington, DE 19809                                                    (biomedical research and
                                                - 1991 and 1988          medical care); Trustee
                                                  respectively           Emeritus, Pennsylvania School
                                                                         for the Deaf; Trustee
                                                                         Emeritus, Immaculata
                                                                         University; President or Vice
                                                                         President and Treasurer of
                                                                         various investment companies
                                                                         advised by subsidiaries of PNC
                                                                         Bank Corp. from 1981 to 1997;
                                                                         Managing General Partner and
                                                                         President of Chestnut Street
                                                                         Exchange Fund; Director of the
                                                                         Bradford Funds, Inc. from 1996
                                                                         to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Timothy K. Biedrzycki - 54    Secretary and    - Until successor is     Director and Vice President,     N/A             N/A
 400 Bellevue Parkway            Assistant        elected by the         Fund Accounting and
 4th Floor                       Treasurer        board.                 Administration of PFPC Inc.
 Wilmington, DE 19809                                                    since 1998; Director and Vice
                                                - 2000 and 1998          President, Fund Accounting and
                                                  respectively           Administration of Federated
                                                                         Services Company (financial
                                                                         services) from 1994 to 1997.
------------------------------------------------------------------------------------------------------------------------------------

                     SHAREHOLDER VOTING RESULTS (UNAUDITED)


     On August 30, 2002 a meeting of shareholders of The RBB Fund, Inc. (the "Fund") was held. The purpose of the meeting was to elect the following individuals as directors of the Fund:

     Julian A. Brodsky
     J. Richard Carnall
     Francis J. McKay
     Arnold M. Reichman
     Robert Sablowsky
     Marvin E. Sternberg

     The results were as follows:

                                      SHARES VOTED          SHARES VOTED          SHARES                TOTAL SHARE
     DIRECTOR:                          IN FAVOR:             AGAINST:          ABSTAINED:                VOTES:
     -------------------             ---------------        ------------        -----------           ---------------
     Julian A. Brodsky               211,501,409.867              0             498,490.822           211,999,900.689
     J. Richard Carnall              211,476,781.686              0             523,119.003           211,999,900.689
     Francis J. McKay                211,582,965.318              0             416,935.371           211,999,900.689
     Arnold M. Reichman              211,544,328.943              0             455,571.746           211,999,900.689
     Robert Sablowsky                211,574,208.446              0             425,692.243           211,999,900.689
     Marvin E. Sternberg             211,510,809.394              0             489,091.295           211,999,900.689

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

ADMINISTRATOR/TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Dr.
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996